Acquisition of Xing Beverage, LLC (Details Narrative) - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended
	Sep. 30, 2016	Mar. 31, 2016	Sep. 30, 2015	Sep. 30, 2015	Sep. 30, 2016	Dec. 31, 2015
Purchase consideration paid cash						$ 260,000
Notes payable	$ 8,500,000				$ 8,500,000	140,000
Number of common stock shares acquisition during the period					21,900,106
Equity issuance price per share	$ 1.61				$ 1.61
Legal and professional fee					$ 1,326,108
General and administrative expenses		$ 388,355			$ 388,355
Common stock issued for services, shares					167,994
Successor [Member]
Incurred transactional costs	$ 1,714,463				$ 1,714,463
General and administrative expenses	1,798,798		$ 277,567	$ 835,471	2,819,226	$ 1,065,954
Xing Beverage Llc [Member]
Purchase consideration paid					19,995,000
Purchase consideration paid cash	8,500,000				8,500,000
Notes payable	$ 4,500,000				$ 4,500,000
Number of common stock shares acquisition during the period					4,353,915
Equity issuance price per share	$ 1.61				$ 1.61
Goodwill increased liabilities					$ 2,188,512
Common stock issued for services, shares					5,600,672
Share based compensation to officer					1,078,763
Sale of stock price per share	$ 0.36				$ 0.36